SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table summarizes revenue, operating income (loss) from continuing operations, depreciation and amortization, and interest expense which are the measure by which management allocates resources to its continuing segments to each of our reportable segments.

	Powersports	Vehicle Logistics	Eliminations(1)	Total - Continuing Operations
Year Ended December 31, 2022
Revenue	$1,404,964	$57,317	$(3,344)	$1,458,937
Operating income (loss) from continuing operations	$(265,054)	$4,896	$26	$(260,132)
Depreciation and amortization	$22,970	$41	$—	$23,011
Interest expense	$(52,163)	$(1)	$—	$(52,164)
Change in derivative liability	$39	$—	$—	$39

Year Ended December 31, 2021
Revenue	$419,443	$48,804	$(4,964)	$463,283
Operating income (loss) from continuing operations	$(22,517)	$3,746	$—	$(18,771)
Depreciation and amortization	$5,981	$27	$(1)	$6,007
Interest expense	$(14,288)	$(6)	$—	$(14,294)
Change in derivative liability	$(8,799)	$—	$—	$(8,799)
Total assets by operating segment at December 31, 2022 and 2021 were as follows:

	Powersports	Vehicle Logistics	Eliminations (1)	Continuing Operations	Discontinued Operations	Total
Total assets at December 31, 2022	$1,872,201	$3,857	$(860,247)	$1,015,811	$11,399	$1,027,210
Total assets at December 31, 2021	$1,200,253	$14,913	$(260,468)	$954,698	$73,051	$1,027,749

(1)Intercompany investment balances related to the acquisitions of Wholesale, Inc. and Wholesale Express, RideNow, and Freedom Powersports, and receivables and other balances related intercompany activities are eliminated in the Consolidated Balance Sheets. Revenue and costs for intercompany services have been eliminated in the Consolidated Statements of Operations.